Schedule of Potentially Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	35,466,940	75,590	24,653,925	56,060
Unvested Restricted Stock Awards Subject To Repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)		1,258
Employee Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)		288		271
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	4,843	7,183	5,672	5,666
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	3,180,282	52,448	2,052,367	36,142
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)		4,444		4,444
Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	14,238,827		4,490,202
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	18,042,988	9,969	18,105,684	9,537